4. Significant Accounting Estimates and Judgments	12 Months Ended
Jun. 30, 2020
Notes
4. Significant Accounting Estimates and Judgments

4.   Significant Accounting Estimates and Judgments

The preparation of financial statements requires management to make judgments, estimates and assumptions that affect the application of policies and reported amounts of assets and liabilities, profit and expenses. The estimates and associated assumptions are based on historical experience and various other factors that are believed to be reasonable under the circumstances, the results of which form the basis of making the judgments about carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates.

The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period or in the period of the revision and further periods if it affects both current and future periods.

Critical Judgments:

Acquisition of CHI

The Company acquired 100% of outstanding common shares of CHI (Note 6) in fiscal 2018. The accounting treatment of such acquisitions is dependent upon whether the acquired entity constitutes a business in accordance with IFRS 3, Business Combinations.

A business usually consists of:

•Inputs - Any economic resource that creates, or has the ability to create, outputs, when one or more processes are applied to it.

•Processes - Any system, standard, protocol, convention or rule that when applied to an input or inputs, creates or has the ability to create outputs.

•Outputs - The result of inputs and processes applied to those inputs that provide or have the ability to provide a return in the form of dividends, lower costs, or other economic benefits directly to investors or other owners, members or participants.

Inputs and processes are essential elements that have to be present in order for an entity to be classified as a business. Although a business usually has outputs, they are not required for an integrated set of assets to qualify as a business.

CHI was set up for development of small-scale refinery projects in Indonesia. The entity was still in its early stage of development and did not have any licenses for the development of such projects. It therefore did not have any significant inputs or processes capable of producing outputs. As a result, the entity did not qualify as a business.

Recovery of deferred taxes

Judgment is required in determining whether deferred tax assets are recognized on the statement of financial position. Deferred tax assets require management to assess the likelihood that the Company will generate taxable income in future periods in order to utilize recognized deferred tax assets. Estimates of future taxable income are based on forecasted cash flows and the application of existing tax laws in each jurisdiction. The Company has not recognized any deferred tax assets on the statement of financial position as at 30 June 2019.

Compound financial instruments

The promissory notes are compound financial instruments which are accounted for separately by their components:  a financial liability and an equity component.  The financial liability, which represents the obligation to pay coupon interest on the promissory note in the future, is initially measure at its fair value and subsequently measured at amortized cost.  The residual amount is accounted for as an equity instrument at issuance.  The identification of convertible debenture components is based on interpretations of the substance of the contractual arrangement and therefore requires judgment from management.  The separation of the components affects the initial recognition of the promissory note at issuance and the subsequent recognition of interest on the liability component.  The determination of the fair value of the liability is also based on a number of assumptions, including contractual future cash flows, discount rates, and the presence of any derivative financial instruments.

Critical Accounting Estimates:

Significant estimates relate to, but are not limited to:

Stock options and warrant valuations

The fair value of stock options and warrants granted is estimated on the date of the grant using the Black-Scholes option pricing model. Expected volatility is based on historical stock price volatility of comparable companies in a similar stage of life cycle as the Company. The Company uses historical data to estimate the timing of exercises within the valuation model. The risk-free interest rate for the expected term of the instruments is based on the yields of government bonds. Changes in these estimates, especially the volatility and the expected life determination could have a material impact on the Company's comprehensive loss for the year.